FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                  -----------

                      Franklin Strategic Mortgage Portfolio
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------
Date of fiscal year end: 9/30
                         ----
Date of reporting period: 12/31/09
                          ---------

Item 1. Schedule of Investments.


Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                PRINCIPAL (a)
                                                                                   AMOUNT             VALUE
                                                                                -------------     --------------
       MORTGAGE-BACKED SECURITIES 93.8%
(b)    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 7.4%
       FHLMC, 2.84%, 3/01/19                                                          182,301      $     186,441
       FHLMC, 2.86%, 11/01/25                                                          71,982             72,791
       FHLMC, 2.875%, 4/01/17                                                          40,404             40,906
       FHLMC, 2.961%, 5/01/20                                                         171,476            174,983
       FHLMC, 3.102%, 5/01/22                                                          59,706             61,046
       FHLMC, 3.20%, 7/01/22                                                          946,931            966,420
       FHLMC, 3.375%, 4/01/18                                                          64,250             65,772
       FHLMC, 3.38%, 11/01/16                                                         311,556            315,997
       FHLMC, 3.497%, 1/01/31                                                         154,990            159,124
       FHLMC, 3.533%, 8/01/31                                                          30,683             31,838
       FHLMC, 3.55%, 12/01/30                                                         105,438            108,673
       FHLMC, 4.06%, 4/01/31                                                           66,498             68,589
       FHLMC, 4.48%, 1/01/32                                                           49,781             50,779
       FHLMC, 4.929%, 7/01/24                                                         130,775            133,676
       FHLMC, 5.069%, 1/01/28                                                         265,381            272,045
       FHLMC, 5.147%, 4/01/24                                                         191,611            194,542
       FHLMC, 5.249%, 4/01/30                                                       1,119,125          1,168,749
       FHLMC, 5.794%, 7/01/30                                                         524,455            532,723
       FHLMC, 5.956%, 10/01/36                                                      2,222,546          2,354,144
       FHLMC, 5.976%, 10/01/18                                                        155,898            158,303
       FHLMC, 6.868%, 11/01/19                                                        139,306            146,763
                                                                                                  --------------
                                                                                                       7,264,304
                                                                                                  --------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 17.4%
       FHLMC Gold 15 Year, 6.50%, 4/01/11                                                 191                201
       FHLMC Gold 15 Year, 7.00%, 7/01/11                                                 526                550
       FHLMC Gold 15 Year, 7.50%, 4/01/10                                                 173                177
       FHLMC Gold 15 Year, 8.00%, 12/01/12                                              8,183              8,240
       FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35                                1,164,126          1,197,498
(c)    FHLMC Gold 30 Year, 5.00%, 1/01/40                                           3,688,000          3,781,930
       FHLMC Gold 30 Year, 5.50%, 9/01/33                                             353,412            371,948
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 12/01/32                                   40,345             43,218
(c)    FHLMC Gold 30 Year, 6.00%, 1/01/40                                           7,000,000          7,423,283
       FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32                                   988,487          1,070,593
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32                                  715,143            802,417
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30                                   160,294            183,274
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30                                  262,721            288,449
       FHLMC Gold 30 Year, 9.00%, 9/01/30                                             107,792            124,962
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25                                  804,167            911,773
       FHLMC PC 30 Year, 8.50%, 2/01/17 - 5/01/17                                     688,106            751,161
       FHLMC PC 30 Year, 9.00%, 6/01/16                                                 1,278              1,418
       FHLMC PC 30 Year, 9.25%, 8/01/14                                                 3,630              3,988
       FHLMC PC 30 Year, 9.50%, 8/01/19                                                71,857             79,735
                                                                                                  --------------
                                                                                                      17,044,815
                                                                                                  --------------
(b)    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 9.0%

       FNMA, 2.522%, 1/01/18                                                        1,833,572          1,881,099
       FNMA, 2.527%, 12/01/31                                                          72,009             73,682
       FNMA, 2.528%, 4/01/31                                                           64,292             66,098
       FNMA, 2.733%, 4/01/18                                                           28,189             28,779
       FNMA, 2.875%, 9/01/18                                                           46,044             47,189
       FNMA, 2.945%, 5/01/27                                                          109,726            113,663
       FNMA, 2.946%, 7/01/25                                                           60,165             61,490
       FNMA, 2.95%, 4/01/21                                                            13,145             13,372
       FNMA, 3.00%, 11/01/28                                                          129,478            133,180
       FNMA, 3.02%, 7/01/27                                                           135,386            138,497
       FNMA, 3.022%, 7/01/19                                                        1,006,350          1,025,948
       FNMA, 3.075%, 11/01/31                                                         344,913            353,926
       FNMA, 3.082%, 8/01/27                                                          155,509            159,163
       FNMA, 3.198%, 1/01/17                                                          550,697            574,145
       FNMA, 3.215%, 5/01/31                                                           27,421             28,313
       FNMA, 3.227%, 10/01/24                                                         319,179            326,368
       FNMA, 3.267%, 2/01/32                                                          145,634            149,714

                                          See Notes to Statements of Investments

                       Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

       FNMA, 3.272%, 8/01/29                                                           41,198     $       42,174
       FNMA, 3.275%, 6/01/31                                                          363,828            368,059
       FNMA, 3.335%, 10/01/32                                                         188,047            189,075
       FNMA, 3.449%, 9/01/32                                                          423,632            432,574
       FNMA, 3.476%, 12/01/22                                                         130,551            132,722
       FNMA, 3.52%, 7/01/26                                                            41,861             42,090
       FNMA, 3.583%, 4/01/27                                                          104,688            107,695
       FNMA, 3.74%, 4/01/33                                                           187,855            194,297
       FNMA, 4.033%, 7/01/14                                                          212,223            215,065
       FNMA, 4.322%, 10/01/19                                                         216,235            224,875
       FNMA, 4.376%, 7/01/17                                                          120,292            126,295
       FNMA, 4.425%, 5/01/30                                                          185,171            190,402
       FNMA, 4.603%, 4/01/18                                                          166,216            171,393
       FNMA, 4.937%, 12/01/24                                                          85,135             87,001
       FNMA, 4.993%, 5/01/21                                                          261,471            268,037
       FNMA, 5.168%, 7/01/31                                                          664,254            693,449
       FNMA, 5.274%, 6/01/17                                                           83,622             86,945
       FNMA, 5.39%, 8/01/26                                                           126,230            128,461
                                                                                                  --------------
                                                                                                       8,875,235
                                                                                                  --------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 56.0%
       FNMA 15 Year, 5.00%, 6/01/18                                                   685,122            721,924
       FNMA 15 Year, 5.00%, 7/01/18                                                 2,565,273          2,703,873
       FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18                                       2,259,144          2,404,634
       FNMA 15 Year, 6.50%, 4/01/11 - 10/01/16                                        202,334            219,603
       FNMA 15 Year, 7.00%, 11/01/11                                                      275                287
       FNMA 15 Year, 7.50%, 6/01/11 - 7/01/12                                          11,281             11,812
       FNMA 15 Year, 9.00%, 2/01/11 - 11/01/11                                         40,036             41,176
(c)    FNMA 30 Year, 4.50%, 1/01/40                                                 5,000,000          4,992,190
       FNMA 30 Year, 5.00%, 4/01/34                                                   993,188          1,022,569
(c)    FNMA 30 Year, 5.00%, 1/01/40                                                13,000,000         13,341,250
       FNMA 30 Year, 5.50%, 11/01/33                                                  996,893          1,047,932
       FNMA 30 Year, 5.50%, 11/01/34                                                3,515,100          3,695,066
       FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35                                      5,975,119          6,280,640
       FNMA 30 Year, 6.00%, 9/01/32                                                   966,115          1,035,706
       FNMA 30 Year, 6.00%, 10/01/34                                                3,831,250          4,086,866
       FNMA 30 Year, 6.00%, 10/01/34                                                1,335,366          1,424,460
       FNMA 30 Year, 6.00%, 11/01/34                                                1,313,852          1,401,511
       FNMA 30 Year, 6.00%, 7/01/35                                                 1,066,564          1,136,144
       FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35                                        701,576            750,660
(c)    FNMA 30 Year, 6.00%, 1/01/40                                                 1,300,000          1,376,985
       FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32                                      5,044,974          5,456,094
       FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32                                         266,781            301,096
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31                                          64,755             74,272
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28                                       753,133            868,432
       FNMA 30 Year, 9.00%, 12/01/16 - 9/01/26                                         54,784             60,797
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30                                        174,903            202,143
       FNMA 30 Year, 10.00%, 8/01/15 - 4/01/21                                        214,163            239,341
       FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30                                         12,324             14,045
       FNMA 30 Year, 11.00%, 10/01/15                                                   4,058              4,253
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16                                          2,381              2,662
       FNMA 30 Year, 12.50%, 12/01/13                                                     390                439
                                                                                                  --------------
                                                                                                      54,918,862
                                                                                                  --------------
(b)    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
       GNMA, 3.125%, 11/20/25                                                          63,841             65,283
       GNMA, 3.625%, 7/20/27                                                          164,607            168,505
                                                                                                  --------------
                                                                                                         233,788
                                                                                                  --------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.8%
       GNMA I SF 15 Year, 7.00%, 4/15/14                                               11,943             12,891
       GNMA I SF 15 Year, 8.00%, 9/15/15                                               24,101             26,190
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32                                    556,057            599,479
       GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32                                    526,062            578,513
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29                                   78,717             88,598

Franklin Strategic Mortgage Portfolio

       GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27                                    249,986     $      282,740
       GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21                                    165,404            188,496
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24                                    359,532            405,684
       GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28                                     59,670             66,480
       GNMA I SF 30 Year, 10.00%, 12/15/18 - 2/15/19                                    6,861              7,826
       GNMA I SF 30 Year, 10.50%, 1/15/16                                                 875                974
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33                                   691,329            747,518
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32                                  428,052            480,344
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26                                   139,811            155,101
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16                                    65,248             71,129
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25                                    5,801              6,629
       GNMA II SF 30 Year, 10.50%, 6/20/20                                                 25                 28
                                                                                                  --------------
                                                                                                       3,718,620
                                                                                                  --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $90,410,209)                                            92,055,624
                                                                                                  --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 25.2%
       FINANCE 25.2%
(b)    AFC Home Equity Loan Trust, 1997-4, 2A2, 0.871%, 12/22/27                      364,262            227,814
(b)    Ameriquest Mortgage Securities Inc., 2003-12, M2, 1.931%, 1/25/34              937,907            333,104
       Banc of America Commercial Mortgage Inc., 2006-1, AM, 5.421%, 9/10/45        1,000,000            771,637
(b, d) Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 0.688%, 7/25/23
          (Canada)                                                                  1,167,002 CAD      1,041,237
(b, d) Bear Stearns Commercial Mortgage Securities Inc., 2007-T26, B, 144A,
          5.599%, 1/12/45                                                           2,650,000            726,193
       CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33        1,777,517          1,540,768
       Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD4, C,
          5.476%, 12/11/49                                                          6,500,000          1,058,406
(b)    Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29                1,878              1,868
(b)    Countrywide Asset-Backed Certificates, 2006-11, 1AF1, 0.351%, 9/25/46          186,756            181,192
(b)    FHLMC, 2942, TF, 0.583%, 3/15/35                                               768,952            767,503
(b)    First Franklin Mortgage Loan Asset-Backed Certificates,                        280,716            230,766
          2004-FF11, 1A2, 0.581%, 1/25/35
          2006-FF12, A2, 0.271%, 9/25/36                                              136,694            135,059
       FNMA,                                                                          832,788            823,029
(b)       2007-1, NF, 0.481%, 2/25/37
          G93-33, K, 7.00%, 9/25/23                                                 1,519,592          1,675,777
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38           1,262,683          1,283,172
       Greenwich Capital Commercial Funding Corp.,                                  3,000,000          3,048,627
          2004-GG1, A7, 5.317%, 6/10/36
          2007-GG9, C, 5.554%, 3/10/39                                              3,500,000            784,936
       JPMorgan Chase Commercial Mortgage Securities Corp.,                         3,779,632          3,811,947
(b)       2004-CB9, A4, 5.376%, 6/12/41
          2004-LN2, A2, 5.115%, 7/15/41                                               557,685            543,929
(b)    Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 0.466%, 5/25/37       3,580,013            208,657
(b)    Morgan Stanley Capital I Trust, 2004-IQ7, A4, 5.402%, 6/15/38                2,500,000          2,513,895
(b)    Novastar Home Equity Loan, 2004-4, M4, 1.331%, 3/25/35                       1,500,000            761,791
(b)    Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 0.341%,
          9/25/37                                                                   1,544,539          1,082,755
       Residential Asset Securities Corp.,                                            556,418            512,882
          2004-KS1, AI4, 4.213%, 4/25/32
(b)       2005-AHL2, A2, 0.491%, 10/25/35                                             114,367            102,941
(b)    Structured Asset Investment Loan Trust, 2004-1, M5, 4.731%, 2/25/34            434,772             49,931
(b, d) Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 0.501%, 5/25/31        703,376            324,753
(b)    Travelers Mortgage Services Inc., 1998-5A, A, 3.022%, 12/25/18                  99,292             87,377
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28                      100,000             91,762
                                                                                                  --------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $41,599,838)                                                               24,723,708
                                                                                                  --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $132,010,047)                           116,779,332
                                                                                                  --------------
       SHORT TERM INVESTMENTS 12.7%
       U.S. GOVERNMENT AND AGENCY  SECURITIES (COST $74,960) 0.1%
(e, f) U.S. Treasury Bill, 5/27/10                                                     75,000             74,955
                                                                                                  --------------

Franklin Strategic Mortgage Portfolio

       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE AGREEMENTS
       (COST $ 132,085,007)                                                                          116,854,287
                                                                                                  --------------

                                                                                    SHARES
                                                                                -------------
       MONEY MARKET FUNDS (COST $4,899,318) 5.0%
(g)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%                  4,899,318     $    4,899,318
                                                                                                  --------------

                                                                                  PRINCIPAL
                                                                                    AMOUNT
                                                                                -------------
       REPURCHASE AGREEMENTS (COST $7,446,383) 7.6%
(h)    Joint Repurchase Agreement, 0.003%, 1/04/10 (Maturity Value
          $7,446,385)                                                           $   7,446,383          7,446,383
          Banc of America Securities LLC (Maturity Value $874,875)
          BNP Paribas Securities Corp. (Maturity Value $1,749,679)
          Credit Suisse Securities (USA) LLC (Maturity Value $1,458,151)
          Deutsche Bank Securities Inc. (Maturity Value $447,453)
          HSBC Securities (USA) Inc. (Maturity Value $1,458,151)
          Morgan Stanley & Co. Inc. (Maturity Value $1,166,476)
          UBS Securities LLC (Maturity Value $291,600)
            Collateralized by U.S. Government Agency Securities, 0.50% --
               7.625%, 3/30/10 - 2/09/28;
(e)            U.S. Government Agency Discount Notes, 9/21/10; eU.S. Treasury
                  Bills, 8/26/10 - 12/16/10; and U.S. Treasury Notes, 0.875%
                  -- 4.25%, 5/31/11 - 11/15/14
                                                                                                  --------------
        TOTAL INVESTMENTS (COST $144,430,708) 131.7%                                                 129,199,988
        OTHER ASSETS, LESS LIABILITIES (31.7)%                                                       (31,075,263)
                                                                                                  --------------
        NET ASSETS 100.0%                                                                         $   98,124,725
                                                                                                  ==============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  Security purchased on a to-be-announced basis.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2009, the aggregate value of these securities was $2,092,183, representing 2.13% of net assets.

(e)  The security is traded on a discount basis with no stated coupon rate.

(f) Security or a portion of the security has been segregated as collateral for open futures contracts. At December 31, 2009, the value of this security amounted to $74,955.

(g) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(h) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2009, all repurchase agreements had been entered into on that date.

Franklin Strategic Mortgage Portfolio

At December 31, 2009, the Fund had the following financial futures contracts outstanding. See Note 3.

                                                        NUMBER OF   NOTIONAL   DELIVERY    UNREALIZED     UNREALIZED
DESCRIPTION                                      TYPE   CONTRACTS    AMOUNT      DATE     APPRECIATION   DEPRECIATION
-----------                                     -----   ---------   --------   --------   ------------   ------------
U.S. Treasury Long Bond                         Short       3       $346,125    3/22/10      $21,532         $--
                                                                                             -------         ---
   Net unrealized appreciation (depreciation)                                                $21,532
                                                                                             =======

ABBREVIATIONS

CURRENCY

CAD -- Canadian Dollar

SELECTED PORTFOLIO

PC -- Participation Certificate

SF -- Single Family

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. SECURITY VALUATION

Government securities, mortgage-backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value. Investments in repurchase agreements are valued at cost which approximates market value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund generally enters into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Franklin Strategic Mortgage Portfolio

4.  INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $144,593,819
                                             ============
Unrealized appreciation                      $  2,215,159
Unrealized depreciation                       (17,608,990)
                                             ------------
Net unrealized appreciation (depreciation)   $(15,393,831)
                                             ============

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                                                         LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                                       ----------   ------------   -------    --------------
ASSETS:
Investments in Securities:
   Mortgage-Backed Securities                                          $       --   $ 92,055,624     $--     $ 92,055,624
   Asset-Backed Securities and Commercial Mortgage-Backed Securities           --     24,723,708      --       24,723,708
   Short Term Investments                                               4,974,273      7,446,383      --       12,420,656
                                                                       ----------   ------------     ---     ------------
      Total Investments in Securities                                  $4,974,273   $124,225,715     $--     $129,199,988
                                                                       ----------   ------------     ---     ------------
LIABILITIES:
   Financial Futures Contracts                                             21,532             --      --           21,532

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

Franklin Strategic Mortgage Portfolio

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO



By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------
     Laura F. Fergerson
     Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
  ------------------
     Gaston Gardey
     Chief Financial Officer and
       Chief Accounting Officer
Date  February 25, 2010